Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Prior VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of reconciliation of outstanding awards

The development of the virtual shares in this program granted to management and key employees was as follows:

	2019	2020	2021
Outstanding at the beginning of the period	6,640,449	7,305,838	7,951,265
Granted during the period	665,389	658,735	0
Expired during the period	0	(13,308)	0
Exercised during the period	0	0	(1,524,900)
Outstanding at the end of the period	7,305,838	7,951,265	6,426,365
Thereof vested	7,305,838	7,582,906	6,365,422
Thereof exercisable	none	none	none

Schedule of expense recognized for employee services received

The expense recognized for share-based payment plans during the years ended 31, December is as follows:

	2019	2020	2021
	EUR k	EUR k	EUR k
Selling and distribution expenses	—	(213)	(25)
Research and development expenses	—	(1,840)	(369)
General and administrative expenses	(6,074)	(3,135)	(230)
Total	(6,074)	(5,188)	(624)

New VSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of reconciliation of outstanding awards

The number of awards in this program granted to key employees developed as follows:

	2019	2020	2021
Outstanding at the beginning of the period	—	745,236	906,595
Granted during the period	745,236	267,822	—
Forfeited during the period	—	(106,462)
Exercised during the period	—	—	(557,171)
Outstanding at the end of the period	745,236	906,595	349,424
Thereof vested	175,397	420,595	88,464

Thereof exercisable	none	none	88,464

Schedule of expense recognized for employee services received

The expense recognized for employee services received during the years ended December 31, 2021, December 31, 2020, and 2019 is shown in the following table:

	2019	2020	2021
	EUR k	EUR k	EUR k
Research and development expenses	(258)	(1,421)	(349)
Selling and distribution expenses	(743)	(296)	(188)
General and administrative expenses	(79)	(47)	(35)
Total	(1,080)	(1,764)	(591)

Schedule for expense recognized for the programs

The inputs used in the measurement of the fair value at grant dates in the first quarter of 2020 were as follows:

	Grant Date
	Q4 2019	Q1 2020
Weighted average fair value	EUR3.80	EUR4.05
Weighted average share price	EUR9.19	EUR8.91
Exercise price (USD 6.21)	EUR5.64	EUR5.60
Expected volatility (%)	50.0%	55.0%
Expected life (years)	1.16	1.11
Risk-free interest rate (%)	1.77%	1.79%

Former Chief Executive Officer Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of inputs used in the measurement of the fair value at grant date

For the grants to the CSO, CBO/CCO, COO and CDO, a Monte Carlo simulation has been used to measure the fair value at the relevant grant dates. The inputs used in the measurement of the fair value at grant date were as follows:

●	For the grant to the CSO

Weighted average fair value per option	EUR57.40
Weighted average share price (10-days VWAP before grant date)	EUR50.01
Exercise price (USD 11.90)	EUR10.04
Expected volatility (%)	62.06%
Expected life (years)	1.82
Risk-free interest rate (%)	0.07 - 1.48%

●	For the grant to the CBO/CCO

First tranche:

Weighted average fair value per option	EUR48.27
Weighted average share price (actual 10-days VWAP before grant date, USD 81.03)	EUR67.12
Exercise price (USD 52.96)	EUR43.87
Expected volatility (%)	62.27%
Expected life (years)	1.78
Risk-free interest rate (%)	0.07 - 1.50%

Second tranche:

Weighted average fair value per option	EUR24.36
Weighted average share price (estimated by Monte Carlo simulation to be USD 98.36)	EUR81.48
Exercise price (estimated by Monte Carlo simulation to be USD 98.36)	EUR81.48
Expected volatility (%)	62.27%
Expected life (years)	2.23
Risk-free interest rate (%)	0.07 - 1.50%

Third tranche:

Weighted average fair value per option	EUR20.01
Weighted average share price (estimated by Monte Carlo simulation to be USD 98.57)	EUR81.65
Exercise price (estimated by Monte Carlo simulation to be USD 98.57)	EUR81.65
Expected volatility (%)	62.27%
Expected life (years)	2.66
Risk-free interest rate (%)	0.07 - 1.50%

For the grant to the COO

Weighted average fair value per option	EUR17.56
Weighted average share price (20-days VWAP before grant date)	EUR56.51
Exercise price (USD 84.03)	EUR70.92
Expected volatility (%)	70.95%
Expected life (years)	4.5
Risk-free interest rate (%)	0.099 – 0.903%

For the grant to the CDO

Weighted average fair value per option	EUR17.56
Weighted average share price (20-days VWAP before grant date)	EUR41.81
Exercise price (USD 54.79)	EUR46.16
Expected volatility (%)	75.13%
Expected life (years)	4.6
Risk-free interest rate (%)	0.075 – 0.704%

Weighted average fair value	EUR3.87
Weighted average share price	EUR9.19
Exercise price (USD 8.28)	EUR7.50
Expected volatility (%)	50.0%
Expected life (years)	4.77
Risk-free interest rate (%)	1.71%

Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense recognized for employee services received

	2019	2020	2021
	EUR k	EUR k	EUR k
Research and development expenses	—	—	(240)
Selling and distribution expenses	—	—	(82)
General and administrative expenses	—	—	(383)
Total	—	—	(705)